Commitments, contingencies and operating risks - Pledge of assets and guarantees issued (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Assets pledged and guarantees
Maximum term of guaranties issued to non-related parties	5 years
Financial and performance guaranties issued	₽ 1,260	₽ 74
Major partner
Assets pledged and guarantees
Pledged debt instruments as collateral for bank guarantee	1,445	1,319
CBR
Assets pledged and guarantees
Pledged debt instruments as collateral for bank guarantee	₽ 484	₽ 486